Debt and Interest Expense (Tables)	12 Months Ended
Dec. 31, 2015
Debt Instruments [Abstract]
Debt Outstanding and Debt Activity Tables
The following table presents WES and WGP’s outstanding debt as of December 31, 2015 and 2014:

	December 31, 2015			December 31, 2014
thousands	Principal	Carrying Value	Fair Value (1)	Principal	Carrying Value	Fair Value (1)
WGP working capital facility - Anadarko	$—	$—	$—	$1,150	$1,150	$1,150

Long-term debt
2021 Notes	$500,000	$496,285	$513,645	$500,000	$495,714	$549,530
2022 Notes	670,000	672,572	595,744	670,000	672,930	681,942
2018 Notes	350,000	350,348	339,293	350,000	350,474	352,162
2044 Notes	400,000	393,923	321,499	400,000	393,836	417,619
2025 Notes	500,000	494,229	422,285	—	—	—
WES RCF	300,000	300,000	300,000	510,000	510,000	510,000
Total long-term debt	$2,720,000	$2,707,357	$2,492,466	$2,430,000	$2,422,954	$2,511,253

(1)	Fair value is measured using the market approach and Level 2 inputs.

12.  DEBT AND INTEREST EXPENSE (CONTINUED)

Debt activity. The following table presents WES and WGP’s debt activity for the years ended December 31, 2015 and 2014:

thousands	Carrying Value
Balance at December 31, 2013	$1,418,169
WES RCF borrowings	1,160,000
Issuance of 2044 Notes	400,000
Issuance of 2018 Notes	100,000
Repayments of WES RCF borrowings	(650,000)
WGP WCF borrowings	1,150
Other	(5,215)
Balance at December 31, 2014	$2,424,104
WES RCF borrowings	400,000
Issuance of 2025 Notes	500,000
Repayments of WES RCF borrowings	(610,000)
Repayment of WGP WCF borrowings	(1,150)
Other	(5,597)
Balance at December 31, 2015	$2,707,357

Interest Expense Table
The following table summarizes the amounts included in interest expense:

	Year Ended December 31,
thousands	2015	2014	2013
Third parties
Long-term debt	$102,058	$81,495	$59,293
Amortization of debt issuance costs and commitment fees	5,734	5,103	4,449
Capitalized interest	(8,318)	(9,832)	(11,945)
Total interest expense – third parties	99,474	76,766	51,797
Affiliates
WGP WCF	2	3	—
Deferred purchase price obligation – Anadarko (1)	14,398	—	—
Total interest expense – affiliates	14,400	3	—
Interest expense	$113,874	$76,769	$51,797

(1)	See Note 2 for a discussion of the accretion and net present value of the Deferred purchase price obligation - Anadarko.